UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-21113
                                                   ---------

                       Westlakes Institutional Portfolios
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1205 Westlakes Drive, Suite 100 Berwyn PA 19312
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)




                                  John H. Grady
                                  -------------

                        Turner Investment Partners, Inc.
                        --------------------------------

                         1205 Westlakes Drive, Suite 100
                         -------------------------------

                                Berwyn, PA 13212
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1759
                                                            ------------

                       Date of fiscal year end: 12/31/03
                                                --------

                       Date of reporting period: 6/30/03
                                                 -------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                              MIDCAP CORE PORTFOLIO
                                  JUNE 30, 2003
                                   (UNAUDITED)

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Schedule of Investments as of June 30, 2003 (Unaudited)

COMMON STOCK (91.40%)
Shares                                                                 Value
           AIRLINES (1.37%)
   90      JetBlue Airways Corp.*                                    $   3,806
                                                                    -----------

           ATHLETIC FOOTWEAR (1.94%)
  160      Reebok International Ltd.*                                    5,381
                                                                    -----------
           BANKING (5.43%)
  160      Hudson City Bancorp, Inc.                                     4,091
  200      New York Community Bancorp, Inc.                              5,818
  330      Sovereign Bancorp, Inc.                                       5,165
                                                                    -----------
                                                                        15,074
                                                                    -----------
           COMPUTER SERVICES (3.08%)
   50      Affiliated Computer Services, Inc., Class A*                  2,286
  220      Reynolds & Reynolds Co., Class A                              6,283
                                                                    -----------
                                                                         8,569
                                                                    -----------
           ENERGY  (7.27%)
  100      Canadian Natural Resources, Ltd.                              3,991
  100      Devon Energy Corp.                                            5,340
  110      Murphy Oil Corp.                                              5,786
  253      XTO Energy, Inc.                                              5,088
                                                                    -----------
                                                                        20,205
                                                                    -----------
           FINANCE (5.37%)
   50      Bear Stearns Companies, Inc.                                  3,621
  160      Doral Financial Corp.                                         7,144
  450      Providian Financial Corp.*                                    4,167
                                                                    -----------
                                                                        14,932
                                                                    -----------
           GAS (4.18%)
  170      Equitable Resouces, Inc.                                      6,926
  140      MDU Resources Group, Inc.                                     4,689
                                                                    -----------
                                                                        11,615
                                                                    -----------

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Schedule of Investments as of June 30, 2003 (Unaudited) (continued)

COMMON STOCK (CONTINUED)
Shares                                                                 Value
           HOTELS (1.48%)
  120      MGM Mirage *                                              $   4,102
                                                                    -----------
           INSURANCE (9.04%)
  100      CIGNA Corp.                                                   4,694
   40      Everest Re Group, Ltd.                                        3,060
   20      Markel Corp.*                                                 5,120
  100      SAFECO Corp.                                                  3,528
  420      UnumProvident Corp.                                           5,632
  100      Willis Group Holdings, Ltd.                                   3,075
                                                                    -----------
                                                                        25,109
                                                                    -----------
           MANUFACTURING (15.76%)
   50      Ball Corp.                                                    2,276
   90      Danaher Corp.                                                 6,124
  240      Dial Corp.                                                    4,668
  160      Genuine Parts Co.                                             5,122
   40      Harman International Industries, Inc.                         3,166
  120      Hillenbrand Industries, Inc.                                  6,053
  150      IGEN International, Inc.*                                     4,710
  120      PPG Industries, Inc.                                          6,089
  130      Temple-Inland, Inc.                                           5,578
                                                                    -----------
                                                                        43,786
                                                                    -----------
           MEDICAL (11.27%)
   90      AdvancePCS*                                                   3,441
   70      AmerisourceBergen Corp.                                       4,854
  100      Anthem, Inc.*                                                 7,715
   80      Bard (C.R.), Inc.                                             5,705
   90      Celgene Corp.*                                                2,736
  170      Watson Pharmaceuticals, Inc.*                                 6,863
                                                                    -----------
                                                                        31,314
                                                                    -----------

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Schedule of Investments as of June 30, 2003 (Unaudited) (continued)

COMMON STOCK (CONTINUED)
Shares                                                                 Value
           RETAIL (14.44%)
  110      Best Buy Co., Inc.*                                       $   4,831
  100      GTECH Holdings Corp.                                          3,765
  100      Krispy Kreme Doughnuts, Inc.*                                 4,118
  130      Michaels Stores, Inc.                                         4,948
  610      Moore Wallace, Inc.*                                          8,954
  140      Outback Steakhouse, Inc.                                      5,460
  100      Patterson Dental Co.*                                         4,538
  190      Staples, Inc.*                                                3,487
                                                                    -----------
                                                                        40,101
                                                                    -----------
           TELECOMMUNICATIONS (4.58%)
  240      Amdocs, Ltd.*                                                 5,760
  200      CenturyTel, Inc.                                              6,970
                                                                    -----------
                                                                        12,730
                                                                    -----------
           TOYS (1.95%)
  310      Hasbro, Inc.                                                  5,422
                                                                    -----------
           MINING (1.87%)
  160      Newmont Mining Corp.                                          5,194
                                                                    -----------
           WASTE MANAGEMENT (2.37%)
  290      Republic Services, Inc.*                                      6,574
                                                                    -----------
           TOTAL COMMON STOCK (COST $228,116**)                        253,914
                                                                    -----------
           OTHER ASSETS, LESS LIABILITIES (5.85%)                       23,899
                                                                    -----------
           NET ASSETS (100.00%)                                      $ 277,813
                                                                    ===========

  *   Non-income producing security
  **  Cost for federal tax purposes

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)

                                                                      Midcap
                                                                       Core
                                                                     Portfolio

Assets
      Investments in securities, at value (cost $228,116)           $   253,914
      Cash                                                               10,959
      Interest and dividends receivable                                     142
      Receivable for securities sold                                      7,364
      Receivable from affiliate                                           6,529
                                                                   -------------

                Total Assets                                            278,908

Liabilities
      Management fees payable                                             1,095
                                                                   -------------

                Total Liabilities                                         1,095
                                                                   -------------

                Net Assets                                          $   277,813
                                                                   =============

Net Assets Consist of:
      Paid-in capital                                               $   240,000
      Undistributed net investment income                                   272
      Accumulated net realized gains                                     11,743
      Net unrealized appreciation                                        25,798
                                                                   -------------
                Total Net Assets                                    $   277,813
                                                                   =============

Shares Outstanding                                                   24,000.000
Net Asset Value per Share, Offering and Redemption Price
   per Share                                                        $     11.58
                                                                   =============

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Statement of Operations for the Period Ended June 30, 2003 (Unaudited)

                                                                      Midcap
                                                                       Core
                                                                     Portfolio 1

Investment Income
      Dividends                                                           1,328
      Interest                                                               39
                                                                   -------------
          Total Income                                                    1,367

Expenses:
      Management fees                                                     1,095
                                                                   -------------

          Net investment income                                             272
                                                                   -------------

Net Realized and Unrealized Gains
      Net realized gain from securities sold                             11,743
      Net unrealized appreciation on investment securities               25,798
                                                                   -------------
          Net Realized and Unrealized Gain on Investment
             Securities                                                  37,541
                                                                   -------------

Net increase in net assets resulting from operations                $    37,813
                                                                   =============

      1 Midcap Core Portfolio commenced operations on January 2, 2003


                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
      Midcap Core Portfolio
Statement of Changes in Net Assets for the Period Ended June 30, 2003
(Unaudited)

                                                                      Midcap
                                                                       Core
                                                                     Portfolio 1

Investment Activities:
      Net investment income                                        $       272
      Net realized gain from securities sold                            11,743
      Net unrealized appreciation on investment securities              25,798
                                                                  -------------

      Net increase in net assets resulting from operations              37,813
                                                                  -------------

Capital share transactions:
      Proceeds from shares issued                                      240,000
      Cost of shares redeemed                                            --
                                                                  -------------

          Increase in net assets from capital share transactions       240,000
                                                                  -------------

Total increase in net assets                                           277,813
                                                                  -------------

Net assets:
      Beginning of period                                                --
      End of period                                                $   277,813 2
                                                                  =============

Shares issued and redeemed:
      Issued                                                        24,000.000
      Redeemed                                                           --
                                                                  -------------
          Net increase in shares                                    24,000.000
                                                                  =============

      1 Midcap Core Portfolio commenced operations on January 2, 2003 2 Includes $272 of undistributed net investment income

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS
Financial Highlights
For a Share Outstanding Throughout the Period Ended June 30, 2003 (Unaudited)

                                                                      Midcap
                                                                       Core
                                                                     Portfolio 1

Net asset value, beginning of period                                $    10.00

Net investment income                                                     0.01
Net realized and unrealized gains                                         1.57
                                                                   ------------
      Total from investment operations                                    1.58

Distributions                                                            (0.00)
                                                                   ------------

Net asset value, end of period                                      $    11.58
                                                                   ============


Annualized Expense Ratios
      Ratio of net investment income to average net assets               0.22%
      Ratio of expenses to average net assets                            0.90%

Net assets at end of period                                         $  277,813

Total return (not annualized)                                           15.80%

Portfolio Turnover (not annualized)                                        67%


      1  Midcap Core Portfolio commenced operations on January 2, 2003

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2003
--------------------------------------------------------------------------------


   1. ORGANIZATION:

      Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio.
      The financial statements included herein are those of the Midcap Core Portfolio (the "Fund"). The Fund commenced operations on January 2, 2003.

      The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

      The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

   2. SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

      Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Fund designates specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

      The Fund may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When the Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund had no transactions in options during the period ended June 30, 2003.

      NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

      REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

      EXPENSES - The Fund pays a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

      DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

   3. TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust are also officers of the Investment Manager (Turner Investment Partners, Inc. or "Turner"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

      Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Fund.

   4. MANAGEMENT AGREEMENT:

      The Trust and Turner are parties to a Management Agreement under which Turner receives a fee, calculated daily and paid monthly, of 0.90% per annum of the average daily net assets of the Fund. Under the Management Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, Turner also provides administrative services to the Trust.

   5. OTHER SERVICE PROVIDERS:

      PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. PFPC and PFPC Trust Co. are compensated for their services by Turner.

   6. INVESTMENT TRANSACTIONS:

      The cost of security purchases and the proceeds of security sales, other than short term investments, for the period ended June 30, 2003, were $374,283 and $157,910, respectively.

   7. FEDERAL INCOME TAXES:

      The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from ordinary income and net realized capital gains exceed net investment income and net realized capital gains reported in the financial statements, such amounts will be reported separately.

      The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

      At June 30, 2003, the securities held by the Fund had net unrealized appreciation of $25,798 for tax purposes, consisting of gross unrealized appreciation of $30,026 and gross unrealized depreciation of $4,228.

   8. CONCENTRATIONS/RISKS:

      The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                   SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS
                                  JUNE 30, 2003
                                   (UNAUDITED)

WESTLAKES INSTITUTIONAL PORTFOLIOS
     Small Cap Core Portfolio
     Midcap Growth Portfolio
Statements of Assets and Liabilities as of June 30, 2003 (Unaudited)

                                                    Small Cap          Midcap
                                                      Core             Growth
                                                    Portfolio         Portfolio
Assets
     Cash                                           $     100         $     100

Liabilities                                         $    --           $    --
                                                   -----------       -----------

Net Assets                                          $     100         $     100
                                                   ===========       ===========

Net Assets Consist of:
     Paid-in capital                                $     100         $     100

                                                   -----------       -----------
         Total Net Assets                           $     100         $     100
                                                   ===========       ===========

Shares Outstanding                                     10.000            10.000
Net Asset Value per Share (offering and
  redemption price per share)                       $   10.00         $   10.00
                                                   ===========       ===========

                        See Notes to Financial Statements

WESTLAKES INSTITUTIONAL PORTFOLIOS

Notes to Financial Statements (Unaudited)
June 30, 2003
--------------------------------------------------------------------------------

   1. ORGANIZATION:

      Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. The financial statements included herein are those of the Small Cap Core Portfolio and the Midcap Growth Portfolio (each a "Fund" and collectively the "Funds"). Each of the Funds has net assets of $100 which represents the seed capital contributed to the Funds. Neither of the Funds has commenced operations.

      The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

      The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

   2. SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities will be those of the specific securities sold during the respective holding period.

      Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

      The Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When a Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Funds had no transactions in options during the period ended June 30, 2003.

      NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

      REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

      EXPENSES - The Funds pay a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

      DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

   3. TRANSACTIONS WITH AFFILIATES:

      Certain officers of the Trust are also officers of the Investment Manager (Turner Investment Partners, Inc. or "Turner"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

      Turner Investment Distributors, Inc., a subsidiary of Turner, acts as Placement Agent to the Funds.

   4. MANAGEMENT AGREEMENT:

      The Trust and Turner are parties to a Management Agreement under which Turner receives a fee, calculated daily and paid monthly, based on the average daily net assets of the Funds. Under the Management Agreement, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of and policies established by the Trustees of the Trust. Turner also provides administrative services to the Trust under the Management Agreement.

      Under the Management Agreement, the Small Cap Core Portfolio pays a management fee of 0.95% of average net assets, and the Midcap Growth Portfolio pays a management fee of 0.85% of average net assets. Turner has contractually agreed to reduce the management fee to 0.80% for the Midcap Growth Portfolio until February 28, 2005.

   5. OTHER SERVICE PROVIDERS:

      PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust and Turner. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Funds. PFPC and PFPC Trust Co. are compensated for their services by Turner.

   6. INVESTMENT TRANSACTIONS:

      The Funds did not purchase or sell any securities during the period ended June 30, 2003.

   7. FEDERAL INCOME TAXES:

      Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from ordinary income and net realized capital gains exceed net investment income and net realized capital gains reported in the financial statements, such amounts will be reported separately.

      The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

      At June 30, 2003, the Funds held no investment securities and so had no unrealized appreciation or depreciation for tax purposes.

   8. CONCENTRATIONS/RISKS:

      The Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset values and magnified effect on the total return.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Westlakes Institutional Portfolios
--------------------------------------------------------------------------------

By (Signature and Title)*  /S/ JOHN GRADY
                         -------------------------------------------------------
                           John Grady, Executive Vice President


Date                       September 5, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JOHN GRADY
                           -----------------------------------------------------
                           John Grady, Executive Vice President


Date                       September 5, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ THOMAS TRALA
                           -----------------------------------------------------
                           Thomas Trala, Chief Financial Officer


Date                       September 5, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.